Condensed Consolidated Financial Statements - Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 29, 2015		Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
Condensed Statement of Income Captions [Line Items]
Operating Revenues	$ 547,605		$ 488,594		$ 501,524		$ 472,737		$ 553,420		$ 474,858		$ 474,979		$ 446,102		$ 2,010,460	[1]	$ 1,949,359	[1]	$ 1,147,240	[1]
Programming and direct operating expenses																	971,030		775,429		480,149
Selling, general and administrative																	647,600		584,274		312,147
Depreciation and amortization																	269,519		288,474		155,904
Impairment of goodwill and other intangible assets																	385,000
Total Operating Expenses																	2,273,149		1,648,177		948,200
Operating (Loss) Profit	(382,216)		38,808		19,784		60,935		163,444		55,285		32,193		50,260		(262,689)	[1],[2]	301,182	[1],[2]	199,040	[1],[2]
Income on equity investments, net	27,125		36,987		45,913		36,934		38,938		40,559		118,953		38,263		146,959		236,713		145,241
Interest and dividend income	257		162		43		367		687		363		147		171		829		1,368		413
Interest expense	(42,315)		(42,529)		(40,374)		(39,212)		(39,051)		(39,150)		(39,146)		(40,519)		(164,430)		(157,866)		(39,134)
Loss on extinguishment of debt																	(37,040)
Gain on investment transaction, net	103	[3]	3,250	[3]	8,133	[3]	687	[3]	371,783	[3]	2	[3]	700	[3]	0	[3]	12,173	[3]	372,485	[3]	150
Other Nonoperating Expense, including Reorganization																	6,603		(12,072)		(46,803)
Intercompany interest income (expense)																	0		0
Intercompany Income (Charges)																	0		0		0
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries	(391,528)		39,172		(3,958)		58,719		530,774		55,533		109,387		46,116		(297,595)		741,810		258,907
Income tax (benefit) expense	(10,600)		11,314		(693)		22,302		216,098		2,647		42,305		17,649		22,323		278,699		95,965
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes																	0		0		0
(Loss) Income from Continuing Operations									314,676		52,886		67,082		28,467		(319,918)		463,111		162,942
Income from Discontinued Operations, net of taxes									0		(14,889)		15,840		12,601		0		13,552		78,613
Net Income (Loss)	$ (380,928)		$ 27,858		$ (3,265)		$ 36,417		$ 314,676		$ 37,997		$ 82,922		$ 41,068		(319,918)		476,663		241,555
Comprehensive (Loss) Income																	(344,393)		291,527		382,240
Consolidation, Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Operating Revenues																	(18,837)		(16,119)		(239)
Programming and direct operating expenses																	(12,619)		(6,644)		0
Selling, general and administrative																	(6,218)		(9,475)		(239)
Depreciation and amortization																	0		0		0
Impairment of goodwill and other intangible assets																	0
Total Operating Expenses																	(18,837)		(16,119)		(239)
Operating (Loss) Profit																	0		0		0
Income on equity investments, net																	0		0		0
Interest and dividend income																	0		0		0
Interest expense																	0		0		0
Loss on extinguishment of debt																	0
Gain on investment transaction, net																	0		0		0
Other Nonoperating Expense, including Reorganization																	0		0		0
Intercompany interest income (expense)																	0		0
Intercompany Income (Charges)																	0		0		0
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries																	0		0		0
Income tax (benefit) expense																	0		0		0
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes																	205,803		(570,502)		(313,647)
(Loss) Income from Continuing Operations																			(570,502)		(313,647)
Income from Discontinued Operations, net of taxes																			0		0
Net Income (Loss)																	205,803		(570,502)		(313,647)
Comprehensive (Loss) Income																	220,021		(567,749)		(313,432)
Parent (Tribune Media Company) | Reportable Legal Entities [Member]
Condensed Statement of Income Captions [Line Items]
Operating Revenues																	0		0		0
Programming and direct operating expenses																	0		0		0
Selling, general and administrative																	97,093		73,685		38,501
Depreciation and amortization																	7,465		2,162		427
Impairment of goodwill and other intangible assets																	0
Total Operating Expenses																	104,558		75,847		38,928
Operating (Loss) Profit																	(104,558)		(75,847)		(38,928)
Income on equity investments, net																	(240)		0		0
Interest and dividend income																	510		961		410
Interest expense																	(163,336)		(155,227)		(38,655)
Loss on extinguishment of debt																	(37,040)
Gain on investment transaction, net																	791		0		0
Other Nonoperating Expense, including Reorganization																	7,880		(8,563)		(51,570)
Intercompany interest income (expense)																	1,755		1,760
Intercompany Income (Charges)																	100,260		80,851		20,814
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries																	(193,978)		(156,065)		(107,929)
Income tax (benefit) expense																	(74,417)		(55,573)		(35,306)
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes																	(200,357)		577,155		314,178
(Loss) Income from Continuing Operations																			476,663		241,555
Income from Discontinued Operations, net of taxes																			0		0
Net Income (Loss)																	(319,918)		476,663		241,555
Comprehensive (Loss) Income																	(344,393)		291,527		382,240
Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Statement of Income Captions [Line Items]
Operating Revenues																	1,975,463		1,935,338		1,140,243
Programming and direct operating expenses																	960,385		768,397		478,022
Selling, general and administrative																	529,400		502,134		271,186
Depreciation and amortization																	243,303		271,953		154,122
Impairment of goodwill and other intangible assets																	385,000
Total Operating Expenses																	2,118,088		1,542,484		903,330
Operating (Loss) Profit																	(142,625)		392,854		236,913
Income on equity investments, net																	147,199		236,713		145,241
Interest and dividend income																	208		250		2
Interest expense																	(7)		(1,442)		(479)
Loss on extinguishment of debt																	0
Gain on investment transaction, net																	8,132		372,485		150
Other Nonoperating Expense, including Reorganization																	(1,277)		(3,537)		1,226
Intercompany interest income (expense)																	(1,755)		(1,760)
Intercompany Income (Charges)																	(99,904)		(81,328)		(21,594)
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries																	(90,029)		914,235		361,459
Income tax (benefit) expense																	101,493		342,659		128,035
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes																	(5,446)		(6,653)		(531)
(Loss) Income from Continuing Operations																			564,923		232,893
Income from Discontinued Operations, net of taxes																			0		0
Net Income (Loss)																	(196,968)		564,923		232,893
Comprehensive (Loss) Income																	(201,018)		562,558		232,935
Non-Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Statement of Income Captions [Line Items]
Operating Revenues																	53,834		30,140		7,236
Programming and direct operating expenses																	23,264		13,676		2,127
Selling, general and administrative																	27,325		17,930		2,699
Depreciation and amortization																	18,751		14,359		1,355
Impairment of goodwill and other intangible assets																	0
Total Operating Expenses																	69,340		45,965		6,181
Operating (Loss) Profit																	(15,506)		(15,825)		1,055
Income on equity investments, net																	0		0		0
Interest and dividend income																	111		157		1
Interest expense																	(1,087)		(1,197)		0
Loss on extinguishment of debt																	0
Gain on investment transaction, net																	3,250		0		0
Other Nonoperating Expense, including Reorganization																	0		28		3,541
Intercompany interest income (expense)																	0		0
Intercompany Income (Charges)																	(356)		477		780
(Loss) Income from Continuing Operations Before Income Taxes and Earnings (Losses) from Consolidated Subsidiaries																	(13,588)		(16,360)		5,377
Income tax (benefit) expense																	(4,753)		(8,387)		3,236
Equity (deficit) in earnings of consolidated subsidiaries, net of taxes																	0		0		0
(Loss) Income from Continuing Operations																			(7,973)		2,141
Income from Discontinued Operations, net of taxes																			13,552		78,613
Net Income (Loss)																	(8,835)		5,579		80,754
Comprehensive (Loss) Income																	$ (19,003)		$ 5,191		$ 80,497

[1]	(1)See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.
[2]	(2)Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.
[3]	See Note 6 to the Company’s consolidated financial statements for information pertaining to non-operating items recorded in 2015 and 2014.